Summary of Significant Accounting Policies - Amortization Periods for Definite-Lived Intangible Assets (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Trade Names
Finite Lived Intangible Assets [Line Items]
Useful lives		15 years
Noncompete Agreements | Minimum
Finite Lived Intangible Assets [Line Items]
Useful lives		1 year
Noncompete Agreements | Maximum
Finite Lived Intangible Assets [Line Items]
Useful lives		5 years
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Useful lives	20 years
Customer Relationships | Minimum
Finite Lived Intangible Assets [Line Items]
Useful lives		10 years
Customer Relationships | Maximum
Finite Lived Intangible Assets [Line Items]
Useful lives		15 years
Technology
Finite Lived Intangible Assets [Line Items]
Useful lives		7 years
Technology | Minimum
Finite Lived Intangible Assets [Line Items]
Useful lives	7 years
Technology | Maximum
Finite Lived Intangible Assets [Line Items]
Useful lives	10 years
Content Library
Finite Lived Intangible Assets [Line Items]
Useful lives	10 years	10 years
Backlog
Finite Lived Intangible Assets [Line Items]
Useful lives		4 years